Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Share Capital	Additional paid in capital	Other comprehensive (loss) income	Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 177,139	$ 20,347	$ (2,850)	$ (161,118)	$ 33,517
Beginning Balance, Shares at Dec. 31, 2014	146,984
Net loss for the period				(3,610)	(3,610)
Foreign currency translation			(2,282)		(2,282)
Issue of share capital - stock options, Amount	$ 7	(2)			5
Issue of share capital - stock options, Shares	30
Ending Balance, Amount at Jun. 30, 2015	$ 177,146	20,345	(5,132)	(164,728)	27,630
Ending Balance, Shares at Jun. 30, 2015	147,014
Beginning Balance, Amount at Dec. 31, 2015	$ 177,206	20,517	(7,778)	(168,949)	20,996
Beginning Balance, Shares at Dec. 31, 2015	147,331
Net loss for the period				(2,686)	(2,686)
Foreign currency translation			1,348		1,348
Stock-based compensation		56			(56)
Issue of share capital - stock options, Amount	$ 64	(27)			37
Issue of share capital - stock options, Shares	300
Issue of share capital - Sandstorm, Amount	$ 1,337				1,337
Issue of share capital - Sandstorm, Shares	5,129
Ending Balance, Amount at Jun. 30, 2016	$ 178,607	$ 20,546	$ (6,430)	$ (171,635)	$ 21,088
Ending Balance, Shares at Jun. 30, 2016	152,760